Quarterly Holdings Report
for

Fidelity® Small Cap Growth Index Fund

September 30, 2020

SGR-QTLY-1120
1.9896348.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
ATN International, Inc.	34	$1,705
Bandwidth, Inc. (a)	1,661	289,961
Cincinnati Bell, Inc. (a)	1,443	21,645
Cogent Communications Group, Inc.	3,679	220,924
Consolidated Communications Holdings, Inc. (a)	604	3,437
IDT Corp. Class B (a)	821	5,402
Iridium Communications, Inc. (a)	6,524	166,884
Ooma, Inc. (a)	1,826	23,829
ORBCOMM, Inc. (a)	843	2,866
PDVWireless, Inc. (a)	954	31,205
Vonage Holdings Corp. (a)	11,275	115,343
		883,201
Entertainment - 0.1%
Glu Mobile, Inc. (a)	12,630	96,935
LiveXLive Media, Inc. (a)	509	1,321
Rosetta Stone, Inc. (a)	240	7,195
		105,451
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	7,474	161,663
Eventbrite, Inc. (a)	5,514	59,827
EverQuote, Inc. Class A (a)	1,216	46,986
QuinStreet, Inc. (a)	1,338	21,194
Yelp, Inc. (a)	1,152	23,144
		312,814
Media - 0.5%
AMC Networks, Inc. Class A (a)(b)	1,362	33,655
Cardlytics, Inc. (a)(b)	2,266	159,912
Central European Media Enterprises Ltd. Class A (a)	3,590	15,042
Daily Journal Corp. (a)	75	18,150
Gray Television, Inc. (a)	2,321	31,960
Liberty Media Corp.:
Liberty Braves Class A (a)	971	20,274
Liberty Braves Class C (a)	1,480	31,095
Loral Space & Communications Ltd.	207	3,788
Meredith Corp.	1,722	22,593
TechTarget, Inc. (a)	2,025	89,019
WideOpenWest, Inc. (a)	2,115	10,977
		436,465
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	3,822	38,965
Gogo, Inc. (a)(b)	4,499	41,571
Shenandoah Telecommunications Co.	4,171	185,338
		265,874

TOTAL COMMUNICATION SERVICES		2,003,805

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.2%
Dorman Products, Inc. (a)	2,299	207,784
Fox Factory Holding Corp. (a)	3,580	266,101
Gentherm, Inc. (a)	2,808	114,847
LCI Industries	2,130	226,398
Motorcar Parts of America, Inc. (a)	191	2,972
Standard Motor Products, Inc.	267	11,922
Visteon Corp. (a)	2,391	165,505
XPEL, Inc. (a)(b)	1,447	37,738
		1,033,267
Automobiles - 0.2%
Winnebago Industries, Inc.	2,696	139,302
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,598	104,090
Diversified Consumer Services - 0.4%
Aspen Group, Inc. (a)	1,672	18,676
Career Education Corp. (a)	6,006	73,513
Collectors Universe, Inc.	729	36,078
Franchise Group, Inc.	219	5,554
Strategic Education, Inc.	2,091	191,264
Universal Technical Institute, Inc. (a)	2,394	12,162
Vivint Smart Home, Inc. Class A (a)(b)	1,332	22,751
Weight Watchers International, Inc. (a)	978	18,455
		378,453
Hotels, Restaurants & Leisure - 4.1%
Accel Entertainment, Inc. (a)	3,850	41,234
Bloomin' Brands, Inc.	7,566	115,533
Brinker International, Inc.	2,566	109,620
Caesars Entertainment, Inc. (a)	7,064	396,008
Churchill Downs, Inc.	3,288	538,640
Cracker Barrel Old Country Store, Inc.	872	99,984
Dave & Buster's Entertainment, Inc. (b)	1,395	21,148
Denny's Corp. (a)	3,561	35,610
Dine Brands Global, Inc.	94	5,131
El Pollo Loco Holdings, Inc. (a)(b)	130	2,106
Everi Holdings, Inc. (a)	2,518	20,774
GAN Ltd. (b)	499	8,433
Golden Entertainment, Inc. (a)	522	7,219
Hilton Grand Vacations, Inc. (a)	7,354	154,287
Jack in the Box, Inc.	218	17,290
Lindblad Expeditions Holdings (a)	2,231	18,986
Marriott Vacations Worldwide Corp.	457	41,500
Monarch Casino & Resort, Inc. (a)	791	35,279
Noodles & Co. (a)	1,294	8,890
Papa John's International, Inc.	2,409	198,213
Penn National Gaming, Inc. (a)	6,603	480,038
PlayAGS, Inc. (a)	644	2,280
Red Rock Resorts, Inc.	4,268	72,983
Ruth's Hospitality Group, Inc. (b)	2,857	31,598
Scientific Games Corp. Class A (a)	3,551	123,965
SeaWorld Entertainment, Inc. (a)	1,940	38,257
Shake Shack, Inc. Class A (a)(b)	3,036	195,761
Texas Roadhouse, Inc. Class A	5,686	345,652
Twin River Worldwide Holdings, Inc.	1,554	40,824
Wingstop, Inc.	2,567	350,781
		3,558,024
Household Durables - 2.5%
Casper Sleep, Inc.	468	3,365
Cavco Industries, Inc. (a)	796	143,527
GoPro, Inc. Class A (a)	10,062	45,581
Hamilton Beach Brands Holding Co. Class A	194	3,773
Helen of Troy Ltd. (a)	2,189	423,615
Hooker Furniture Corp.	64	1,653
Installed Building Products, Inc. (a)	1,985	201,974
iRobot Corp. (a)(b)	2,390	181,401
KB Home	1,130	43,381
Legacy Housing Corp. (a)	127	1,737
LGI Homes, Inc. (a)	1,933	224,557
Lovesac (a)(b)	854	23,664
Meritage Homes Corp. (a)	176	19,429
Purple Innovation, Inc. (a)	1,929	47,955
Skyline Champion Corp. (a)	4,570	122,339
Sonos, Inc. (a)	6,971	105,820
Taylor Morrison Home Corp. (a)	1,109	27,270
TopBuild Corp. (a)	2,866	489,198
Universal Electronics, Inc. (a)	1,020	38,495
		2,148,734
Internet & Direct Marketing Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	2,162	53,920
Overstock.com, Inc. (a)	3,025	219,766
PetMed Express, Inc. (b)	1,704	53,880
Quotient Technology, Inc. (a)	4,236	31,262
Shutterstock, Inc.	1,890	98,356
Stamps.com, Inc. (a)	1,472	354,678
Stitch Fix, Inc. (a)(b)	4,095	111,097
The RealReal, Inc. (a)	5,390	77,993
The Rubicon Project, Inc. (a)(b)	5,162	35,850
U.S. Auto Parts Network, Inc. (a)(b)	1,694	18,312
Waitr Holdings, Inc. (a)	7,270	23,409
		1,078,523
Leisure Products - 0.6%
Acushnet Holdings Corp.	693	23,292
Clarus Corp.	187	2,644
Johnson Outdoors, Inc. Class A	225	18,425
Malibu Boats, Inc. Class A (a)	1,785	88,465
Marine Products Corp.	589	9,212
MCBC Holdings, Inc. (a)	1,611	28,176
Sturm, Ruger & Co., Inc. (b)	1,285	78,591
YETI Holdings, Inc. (a)	6,932	314,158
		562,963
Multiline Retail - 0.0%
Big Lots, Inc.	268	11,953
Specialty Retail - 2.2%
Aaron's, Inc. Class A	746	42,261
America's Car Mart, Inc. (a)	420	35,650
Asbury Automotive Group, Inc. (a)	653	63,635
Boot Barn Holdings, Inc. (a)	2,272	63,934
Camping World Holdings, Inc.	2,831	84,222
DGSE Companies, Inc. (a)	583	2,501
GrowGeneration Corp. (a)	3,114	49,762
Lithia Motors, Inc. Class A (sub. vtg.)	945	215,403
Lumber Liquidators Holdings, Inc. (a)	336	7,409
Monro, Inc.	1,400	56,798
Murphy U.S.A., Inc. (a)	2,385	305,924
National Vision Holdings, Inc. (a)	5,766	220,492
OneWater Marine, Inc. Class A	427	8,749
Rent-A-Center, Inc.	3,716	111,071
RH (a)(b)	1,346	515,007
Sleep Number Corp. (a)	900	44,019
Sportsman's Warehouse Holdings, Inc. (a)	3,706	53,033
The Children's Place Retail Stores, Inc. (b)	857	24,296
Winmark Corp.	71	12,225
		1,916,391
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	5,778	246,894
Deckers Outdoor Corp. (a)	2,421	532,644
Steven Madden Ltd.	3,104	60,528
Superior Group of Companies, Inc.	158	3,670
		843,736

TOTAL CONSUMER DISCRETIONARY		11,775,436

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	2,984	67,767
Coca-Cola Bottling Co. Consolidated	406	97,716
Craft Brew Alliance, Inc. (a)	75	1,238
MGP Ingredients, Inc.	842	33,461
National Beverage Corp. (a)(b)	1,027	69,846
Newage, Inc. (a)(b)	3,726	6,446
		276,474
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	11,854	492,534
Natural Grocers by Vitamin Cottage, Inc.	472	4,654
PriceSmart, Inc.	106	7,044
		504,232
Food Products - 1.5%
B&G Foods, Inc. Class A (b)	4,851	134,712
Bridgford Foods Corp. (a)	35	641
Cal-Maine Foods, Inc. (a)	905	34,725
Calavo Growers, Inc. (b)	1,418	93,971
Freshpet, Inc. (a)	3,360	375,144
Hostess Brands, Inc. Class A (a)	4,728	58,296
J&J Snack Foods Corp.	342	44,593
John B. Sanfilippo & Son, Inc.	758	57,138
Lancaster Colony Corp.	1,639	293,053
Limoneira Co.	252	3,604
Sanderson Farms, Inc.	1,351	159,377
Tootsie Roll Industries, Inc. (b)	1,148	35,473
Vital Farms, Inc. (a)	376	15,239
		1,305,966
Household Products - 0.3%
Central Garden & Pet Co. (a)	560	22,361
Central Garden & Pet Co. Class A (non-vtg.) (a)	699	25,262
WD-40 Co.	1,107	209,566
		257,189
Personal Products - 0.4%
elf Beauty, Inc. (a)	3,908	71,790
Inter Parfums, Inc.	1,528	57,071
LifeVantage Corp. (a)	1,149	13,868
MediFast, Inc.	980	161,161
Revlon, Inc. (a)	27	171
USANA Health Sciences, Inc. (a)	1,000	73,650
Veru, Inc. (a)	4,609	12,076
		389,787
Tobacco - 0.1%
Turning Point Brands, Inc.	1,051	29,323
Vector Group Ltd.	1,383	13,401
		42,724

TOTAL CONSUMER STAPLES		2,776,372

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Aspen Aerogels, Inc. (a)	153	1,675
Cactus, Inc.	2,007	38,514
DMC Global, Inc. (b)	570	18,776
		58,965
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp.	287	1,022
Contango Oil & Gas Co. (a)	1,611	2,159
Dorian LPG Ltd. (a)	475	3,805
Goodrich Petroleum Corp. (a)	450	3,461
Magnolia Oil & Gas Corp. Class A (a)	10,055	51,984
Nextdecade Corp. (a)(b)	148	441
Uranium Energy Corp. (a)(b)	5,719	5,701
		68,573

TOTAL ENERGY		127,538

FINANCIALS - 4.1%
Banks - 0.7%
Bank First National Corp. (b)	523	30,700
Bank7 Corp.	97	912
BayCom Corp. (a)	227	2,338
Cambridge Bancorp	107	5,688
Century Bancorp, Inc. Class A (non-vtg.)	21	1,381
Coastal Financial Corp. of Washington (a)	56	686
Customers Bancorp, Inc. (a)	125	1,400
Esquire Financial Holdings, Inc. (a)	185	2,775
First Financial Bankshares, Inc.	11,134	310,750
First Foundation, Inc.	793	10,365
Glacier Bancorp, Inc.	869	27,851
Hanmi Financial Corp.	126	1,034
Independent Bank Corp., Massachusetts	184	9,638
Investors Bancorp, Inc.	5,912	42,921
Lakeland Financial Corp.	120	4,944
Meridian Bank/Malvern, PA	60	968
National Bank Holdings Corp.	591	15,514
Northeast Bank	52	957
People's Utah Bancorp	48	966
Reliant Bancorp, Inc.	70	1,015
ServisFirst Bancshares, Inc.	3,170	107,875
Stock Yards Bancorp, Inc.	249	8,476
Unity Bancorp, Inc.	7	81
West Bancorp., Inc.	166	2,629
Westamerica Bancorp.	283	15,381
		607,245
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc.	1,984	77,356
Assetmark Financial Holdings, Inc. (a)	587	12,761
BrightSphere Investment Group, Inc.	5,285	68,177
Cohen & Steers, Inc.	2,113	117,779
Cowen Group, Inc. Class A	860	13,992
Federated Hermes, Inc. Class B (non-vtg.)	2,432	52,312
Focus Financial Partners, Inc. Class A (a)	2,731	89,549
GAMCO Investors, Inc. Class A	374	4,327
Greenhill & Co., Inc.	1,209	13,722
Hamilton Lane, Inc. Class A	2,613	168,774
Houlihan Lokey	4,423	261,178
INTL FCStone, Inc. (a)	103	5,269
Moelis & Co. Class A	4,573	160,695
PJT Partners, Inc.	2,047	124,069
Pzena Investment Management, Inc.	1,348	7,225
Siebert Financial Corp. (a)	951	3,072
Silvercrest Asset Management Group Class A	372	3,891
Value Line, Inc.	76	1,877
Virtus Investment Partners, Inc.	57	7,903
		1,193,928
Consumer Finance - 0.3%
Atlanticus Holdings Corp. (a)	452	5,379
CURO Group Holdings Corp.	1,499	10,568
First Cash Financial Services, Inc.	3,524	201,608
Green Dot Corp. Class A (a)	388	19,637
		237,192
Diversified Financial Services - 0.0%
GWG Holdings, Inc. (a)(b)	187	1,608
Insurance - 1.7%
BRP Group, Inc. (a)	2,937	73,161
Crawford & Co. Class A	110	719
eHealth, Inc. (a)	2,210	174,590
Fednat Holding Co.	26	164
Goosehead Insurance	149	12,902
HCI Group, Inc.	114	5,619
Heritage Insurance Holdings, Inc.	118	1,194
Investors Title Co.	11	1,431
James River Group Holdings Ltd.	2,261	100,682
Kinsale Capital Group, Inc.	1,835	348,980
National General Holdings Corp.	2,815	95,006
Palomar Holdings, Inc. (a)	1,764	183,879
RLI Corp.	2,988	250,185
Selectquote, Inc. (b)	779	15,775
Trean Insurance Group, Inc. (a)	168	2,562
Trupanion, Inc. (a)(b)	2,579	203,483
Universal Insurance Holdings, Inc.	553	7,654
		1,477,986
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	353	14,921
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	403	9,394
Columbia Financial, Inc. (a)	1,136	12,610
Farmer Mac Class C (non-vtg.)	171	10,886
FS Bancorp, Inc.	25	1,025
Greene County Bancorp, Inc.	20	434
Hingham Institution for Savings	4	736
Kearny Financial Corp.	1,783	12,855
NMI Holdings, Inc. (a)	402	7,156
Pennymac Financial Services, Inc.	458	26,619
Walker & Dunlop, Inc.	206	10,918
Waterstone Financial, Inc.	93	1,441
		94,074

TOTAL FINANCIALS		3,626,954

HEALTH CARE - 34.1%
Biotechnology - 17.9%
89Bio, Inc. (a)(b)	568	14,575
Abeona Therapeutics, Inc. (a)	1,596	1,628
ADMA Biologics, Inc. (a)(b)	4,387	10,485
Aduro Biotech, Inc. (a)	4,927	11,973
Adverum Biotechnologies, Inc. (a)	6,453	66,466
Aeglea BioTherapeutics, Inc. (a)	3,045	21,589
Affimed NV (a)	7,062	23,940
Agenus, Inc. (a)	13,159	52,636
Aimmune Therapeutics, Inc. (a)(b)	4,014	138,282
Akebia Therapeutics, Inc. (a)	12,584	31,586
Akero Therapeutics, Inc. (a)	1,172	36,086
Akouos, Inc. (a)	995	22,756
Albireo Pharma, Inc. (a)	803	26,796
Alector, Inc. (a)(b)	4,028	42,435
Allakos, Inc. (a)(b)	2,101	171,126
Allogene Therapeutics, Inc. (a)(b)	4,660	175,729
Allovir, Inc. (a)(b)	1,230	33,825
ALX Oncology Holdings, Inc. (a)	654	24,682
Amicus Therapeutics, Inc. (a)	22,012	310,809
Anavex Life Sciences Corp. (a)(b)	4,515	20,543
Annexon, Inc. (a)	1,010	30,532
Apellis Pharmaceuticals, Inc. (a)	5,175	156,130
Applied Molecular Transport, Inc.	853	27,142
Applied Therapeutics, Inc. (a)(b)	1,174	24,372
Aprea Therapeutics, Inc.	617	14,845
Aravive, Inc. (a)	970	4,559
Arcturus Therapeutics Holdings, Inc. (a)(b)	1,385	59,417
Arcus Biosciences, Inc. (a)	3,650	62,561
Arcutis Biotherapeutics, Inc. (a)(b)	1,556	45,591
Ardelyx, Inc. (a)	6,459	33,910
Arena Pharmaceuticals, Inc. (a)	415	31,038
Arrowhead Pharmaceuticals, Inc. (a)	8,686	374,019
Assembly Biosciences, Inc. (a)	1,404	23,082
Atara Biotherapeutics, Inc. (a)	4,648	60,238
Athenex, Inc. (a)	5,378	65,074
Athersys, Inc. (a)(b)	15,031	29,310
Atreca, Inc. (a)(b)	2,261	31,586
AVEO Pharmaceuticals, Inc. (a)	1,083	6,433
Avid Bioservices, Inc. (a)	4,453	33,932
Avidity Biosciences, Inc.	1,154	32,485
AVROBIO, Inc. (a)	2,712	35,310
Axcella Health, Inc. (a)	1,142	5,276
Beam Therapeutics, Inc. (b)	3,046	74,993
BeyondSpring, Inc. (a)	1,177	15,666
BioCryst Pharmaceuticals, Inc. (a)(b)	12,132	41,673
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,157	270,247
Biospecifics Technologies Corp. (a)	542	28,634
BioXcel Therapeutics, Inc. (a)	1,012	43,880
Black Diamond Therapeutics, Inc. (a)(b)	1,555	47,008
Blueprint Medicines Corp. (a)	4,789	443,940
BrainStorm Cell Therpeutic, Inc. (a)	2,493	42,182
Bridgebio Pharma, Inc. (a)(b)	6,291	236,038
Calithera Biosciences, Inc. (a)	5,650	19,493
Calyxt, Inc. (a)	821	4,507
CareDx, Inc. (a)	4,139	157,034
CASI Pharmaceuticals, Inc. (a)	4,689	7,174
Castle Biosciences, Inc. (a)	1,021	52,530
Catabasis Pharmaceuticals, Inc. (a)	1,175	7,273
Catalyst Pharmaceutical Partners, Inc. (a)	8,502	25,251
Cel-Sci Corp. (a)(b)	2,513	32,041
Cellular Biomedicine Group, Inc. (a)	642	11,774
Centogene NV (a)	731	6,915
Checkmate Pharmaceuticals, Inc.	354	4,075
Checkpoint Therapeutics, Inc. (a)	3,909	10,476
ChemoCentryx, Inc. (a)	4,297	235,476
Cidara Therapeutics, Inc. (a)	2,375	6,769
Clovis Oncology, Inc. (a)(b)	7,194	41,941
CohBar, Inc. (a)	2,259	2,145
Coherus BioSciences, Inc. (a)(b)	5,035	92,342
Constellation Pharmaceuticals, Inc. (a)(b)	2,655	53,790
ContraFect Corp. (a)	2,125	11,220
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,203	11,165
Cortexyme, Inc. (a)(b)	1,261	63,050
Crinetics Pharmaceuticals, Inc. (a)	2,359	36,966
Cue Biopharma, Inc. (a)	2,534	38,137
Cytokinetics, Inc. (a)	5,024	108,770
CytomX Therapeutics, Inc. (a)	3,934	26,161
Deciphera Pharmaceuticals, Inc. (a)	3,221	165,237
Denali Therapeutics, Inc. (a)	5,453	195,381
DermTech, Inc. (a)	658	7,863
Dicerna Pharmaceuticals, Inc. (a)	5,667	101,949
Dyadic International, Inc. (a)(b)	1,344	10,174
Dynavax Technologies Corp. (a)(b)	7,842	33,877
Eagle Pharmaceuticals, Inc. (a)	948	40,271
Editas Medicine, Inc. (a)(b)	5,431	152,394
Eidos Therapeutics, Inc. (a)(b)	935	47,246
Eiger Biopharmaceuticals, Inc. (a)	2,376	19,341
Emergent BioSolutions, Inc. (a)	3,865	399,370
Enanta Pharmaceuticals, Inc. (a)	135	6,180
Epizyme, Inc. (a)(b)	4,895	58,397
Esperion Therapeutics, Inc. (a)(b)	2,252	83,707
Evelo Biosciences, Inc. (a)	1,636	8,622
Exicure, Inc. (a)	4,208	7,364
Fate Therapeutics, Inc. (a)	6,200	247,814
Fennec Pharmaceuticals, Inc. (a)	1,771	10,732
FibroGen, Inc. (a)	6,252	257,082
Flexion Therapeutics, Inc. (a)(b)	3,856	40,141
Forma Therapeutics Holdings, Inc.	1,103	54,974
Fortress Biotech, Inc. (a)	5,469	22,095
Frequency Therapeutics, Inc. (b)	2,175	41,782
G1 Therapeutics, Inc. (a)	1,369	15,812
Galectin Therapeutics, Inc. (a)(b)	3,085	8,237
Galera Therapeutics, Inc. (a)	728	6,581
Generation Bio Co.	839	25,933
Genprex, Inc. (a)(b)	2,369	7,960
Gossamer Bio, Inc. (a)	2,004	24,870
Gritstone Oncology, Inc. (a)	541	1,434
Halozyme Therapeutics, Inc. (a)	11,756	308,948
Harpoon Therapeutics, Inc. (a)	923	15,682
Heron Therapeutics, Inc. (a)(b)	7,605	112,706
Homology Medicines, Inc. (a)	3,005	32,154
Hookipa Pharma, Inc. (a)(b)	966	9,148
iBio, Inc. (a)(b)	4,378	8,887
Ideaya Biosciences, Inc. (a)	274	3,441
IGM Biosciences, Inc. (a)	612	45,172
Immunic, Inc. (a)	279	5,181
ImmunoGen, Inc. (a)	6,399	23,036
Immunovant, Inc. (a)	3,028	106,555
Inovio Pharmaceuticals, Inc. (a)(b)	13,570	157,412
Inozyme Pharma, Inc. (a)	558	14,670
Insmed, Inc. (a)	8,768	281,804
Intellia Therapeutics, Inc. (a)(b)	4,342	86,319
Intercept Pharmaceuticals, Inc. (a)	2,261	93,741
Invitae Corp. (a)(b)	9,989	433,023
Ironwood Pharmaceuticals, Inc. Class A (a)	13,783	123,978
iTeos Therapeutics, Inc. (a)	733	18,083
Kadmon Holdings, Inc. (a)	15,057	59,023
Kalvista Pharmaceuticals, Inc. (a)	232	2,921
Karuna Therapeutics, Inc. (a)	1,365	105,542
Karyopharm Therapeutics, Inc. (a)	6,115	89,279
Keros Therapeutics, Inc.	567	21,869
Kindred Biosciences, Inc. (a)	2,714	11,643
Kiniksa Pharmaceuticals Ltd. (a)(b)	2,136	32,724
Kodiak Sciences, Inc. (a)	2,497	147,847
Krystal Biotech, Inc. (a)	1,168	50,282
Kura Oncology, Inc. (a)	4,581	140,362
La Jolla Pharmaceutical Co. (a)(b)	1,510	6,085
Lexicon Pharmaceuticals, Inc. (a)(b)	3,481	5,013
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,246	118,769
LogicBio Therapeutics, Inc. (a)(b)	970	8,808
Macrogenics, Inc. (a)	1,632	41,110
Madrigal Pharmaceuticals, Inc. (a)(b)	754	89,522
Magenta Therapeutics, Inc. (a)	1,391	9,459
MannKind Corp. (a)(b)	19,270	36,228
Marker Therapeutics, Inc. (a)	1,988	2,982
MediciNova, Inc. (a)(b)	3,648	19,116
MEI Pharma, Inc. (a)	7,617	23,765
MeiraGTx Holdings PLC (a)	1,587	21,012
Mersana Therapeutics, Inc. (a)	4,589	85,447
Minerva Neurosciences, Inc. (a)	2,853	9,073
Mirati Therapeutics, Inc. (a)	3,246	538,998
Mirum Pharmaceuticals, Inc. (a)	165	3,180
Molecular Templates, Inc.(a)	2,272	24,810
Momenta Pharmaceuticals, Inc. (a)	9,568	502,129
Morphic Holding, Inc. (a)	1,201	32,835
Mustang Bio, Inc. (a)	2,362	7,440
NantKwest, Inc. (a)(b)	2,342	16,242
Natera, Inc. (a)	5,750	415,380
Neoleukin Therapeutics, Inc. (a)	2,800	33,600
Neubase Therapeutics, Inc. (a)	1,471	11,165
Neurobo Pharmaceuticals, Inc. (a)	402	2,259
NextCure, Inc. (a)(b)	1,261	11,097
Nkarta, Inc. (a)(b)	1,118	33,607
Novavax, Inc. (a)(b)	1,441	156,132
Nurix Therapeutics, Inc.(a)	761	26,567
Nymox Pharmaceutical Corp. (a)(b)	2,970	7,306
OncoCyte Corp. (a)	5,178	7,197
Organogenesis Holdings, Inc. Class A (a)	1,652	6,344
Orgenesis, Inc. (a)	225	1,134
ORIC Pharmaceuticals, Inc. (a)(b)	707	17,682
Ovid Therapeutics, Inc. (a)(b)	3,717	21,336
Oyster Point Pharma, Inc. (a)	484	10,217
Pandion Therapeutics, Inc. (a)	513	5,879
Passage Bio, Inc.	693	9,085
PhaseBio Pharmaceuticals, Inc. (a)(b)	1,350	4,739
Pieris Pharmaceuticals, Inc. (a)	4,104	8,495
Poseida Therapeutics, Inc. (a)	907	8,045
Precigen, Inc. (a)(b)	4,534	15,869
Precision BioSciences, Inc. (a)	3,795	23,377
Prevail Therapeutics, Inc. (a)	1,239	12,613
Protagonist Therapeutics, Inc. (a)	2,634	51,495
Protara Therapeutics, Inc. (a)	164	2,760
PTC Therapeutics, Inc. (a)	5,352	250,206
Puma Biotechnology, Inc. (a)(b)	2,655	26,789
Radius Health, Inc. (a)	4,007	45,439
RAPT Therapeutics, Inc. (a)	949	30,558
Recro Pharma, Inc. (a)	1,593	3,345
REGENXBIO, Inc. (a)	2,964	81,569
Relay Therapeutics, Inc. (a)(b)	2,192	93,357
Replimune Group, Inc. (a)	1,805	41,551
Retrophin, Inc. (a)	4,242	78,307
Revolution Medicines, Inc.	3,336	116,093
Rhythm Pharmaceuticals, Inc. (a)(b)	2,903	62,908
Rigel Pharmaceuticals, Inc. (a)	14,959	35,902
Rocket Pharmaceuticals, Inc. (a)(b)	2,951	67,460
Rubius Therapeutics, Inc. (a)(b)	541	2,710
Sangamo Therapeutics, Inc. (a)(b)	9,973	94,245
Scholar Rock Holding Corp. (a)	1,987	35,150
Selecta Biosciences, Inc. (a)	2,677	6,639
Seres Therapeutics, Inc. (a)(b)	4,600	130,226
Soleno Therapeutics, Inc. (a)	4,352	10,924
Solid Biosciences, Inc. (a)	122	248
Sorrento Therapeutics, Inc. (a)(b)	19,170	213,746
Spero Therapeutics, Inc. (a)(b)	1,116	12,455
Springworks Therapeutics, Inc. (a)(b)	1,831	87,284
Stoke Therapeutics, Inc. (a)(b)	1,051	35,198
Sutro Biopharma, Inc. (a)	1,916	19,256
Syndax Pharmaceuticals, Inc. (a)	2,351	34,701
Syros Pharmaceuticals, Inc. (a)	3,627	32,063
TCR2 Therapeutics, Inc. (a)	131	2,662
TG Therapeutics, Inc. (a)	8,207	219,619
Translate Bio, Inc. (a)(b)	5,899	80,285
Turning Point Therapeutics, Inc. (a)	2,751	240,327
Twist Bioscience Corp. (a)	2,837	215,527
Tyme, Inc. (a)(b)	5,868	5,751
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,981	409,388
UNITY Biotechnology, Inc. (a)(b)	2,932	10,145
UroGen Pharma Ltd. (a)(b)	1,028	19,830
Vaxart, Inc. (a)(b)	3,864	25,696
Vaxcyte, Inc.	1,245	61,478
VBI Vaccines, Inc. (a)(b)	12,107	34,626
Veracyte, Inc. (a)	4,961	161,183
Verastem, Inc. (a)(b)	5,974	7,229
Vericel Corp. (a)	3,446	63,854
Viela Bio, Inc. (b)	1,869	52,482
Viking Therapeutics, Inc. (a)(b)	336	1,956
Vir Biotechnology, Inc. (a)(b)	4,639	159,257
Voyager Therapeutics, Inc. (a)	2,251	24,018
vTv Therapeutics, Inc. Class A (a)(b)	1,055	1,867
Xencor, Inc. (a)	4,512	175,020
XOMA Corp. (a)(b)	404	7,611
Y-mAbs Therapeutics, Inc. (a)	2,579	99,008
Zentalis Pharmaceuticals, Inc.	934	30,532
ZIOPHARM Oncology, Inc. (a)(b)	12,204	30,754
		15,673,614
Health Care Equipment & Supplies - 6.3%
Accelerate Diagnostics, Inc. (a)(b)	2,732	29,123
Accuray, Inc. (a)	7,727	18,545
Acutus Medical, Inc. (a)	680	20,264
Alphatec Holdings, Inc. (a)(b)	3,403	22,596
Antares Pharma, Inc. (a)	14,440	38,988
Aspira Women's Health, Inc. (a)(b)	6,536	20,164
Atricure, Inc. (a)	3,785	151,022
Atrion Corp.	121	75,746
AxoGen, Inc. (a)	3,172	36,890
Axonics Modulation Technologies, Inc. (a)(b)	2,615	133,470
Bellerophon Therapeutics, Inc. (a)	396	4,031
Beyond Air, Inc. (a)(b)	1,238	6,425
BioLife Solutions, Inc. (a)	1,201	34,757
BioSig Technologies, Inc. (a)	2,084	10,274
Bovie Medical Corp. (a)	297	1,399
Cantel Medical Corp.	3,282	144,211
Cardiovascular Systems, Inc. (a)	3,340	131,429
Cerus Corp. (a)	14,251	89,211
Chembio Diagnostics, Inc. (a)(b)	1,465	7,120
Co.-Diagnostics, Inc. (a)(b)	2,302	31,284
CONMED Corp.	2,351	184,953
Cryolife, Inc. (a)(b)	2,587	47,782
CryoPort, Inc. (a)(b)	2,962	140,399
Cutera, Inc. (a)	1,496	28,379
CytoSorbents Corp. (a)	3,570	28,471
Electromed, Inc. (a)	603	6,277
Genmark Diagnostics, Inc. (a)	6,016	85,427
Glaukos Corp. (a)(b)	3,691	182,778
Heska Corp. (a)	214	21,141
Inari Medical, Inc.	530	36,581
Inogen, Inc. (a)	1,073	31,117
Integer Holdings Corp. (a)	1,782	105,156
IRadimed Corp. (a)	478	10,220
iRhythm Technologies, Inc. (a)	2,374	565,273
Lantheus Holdings, Inc. (a)	5,746	72,802
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	1,157	37,637
LivaNova PLC (a)	2,977	134,590
Meridian Bioscience, Inc. (a)	3,192	54,200
Merit Medical Systems, Inc. (a)	4,689	203,972
Mesa Laboratories, Inc.	408	103,942
Milestone Scientific, Inc. (a)(b)	3,200	4,448
Misonix, Inc. (a)	415	4,868
Natus Medical, Inc. (a)	916	15,691
Nemaura Medical, Inc. (a)	622	2,208
Neogen Corp. (a)	4,558	356,664
Nevro Corp. (a)	2,905	404,667
NuVasive, Inc. (a)	4,442	215,748
OraSure Technologies, Inc. (a)	3,746	45,589
OrthoPediatrics Corp. (a)(b)	1,138	52,257
PAVmed, Inc. (a)(b)	2,965	5,278
Pulse Biosciences, Inc. (a)(b)	1,174	13,841
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	16	107
Quotient Ltd. (a)	4,989	25,643
Repro Medical Systems, Inc. (a)	2,364	17,068
Retractable Technologies, Inc. (a)(b)	1,073	7,146
Rockwell Medical Technologies, Inc. (a)(b)	5,440	5,821
Shockwave Medical, Inc. (a)	2,474	187,529
SI-BONE, Inc. (a)	2,211	52,445
Sientra, Inc. (a)	3,247	11,040
Silk Road Medical, Inc. (a)	2,334	156,868
Soliton, Inc. (a)(b)	572	4,370
Staar Surgical Co. (a)	3,971	224,600
Stereotaxis, Inc. (a)	3,820	13,676
SurModics, Inc. (a)	1,144	44,513
Tactile Systems Technology, Inc. (a)	1,595	58,361
Tela Bio, Inc. (a)	581	9,610
TransMedics Group, Inc. (a)	2,196	30,261
Utah Medical Products, Inc.	228	18,210
Vapotherm, Inc. (a)	1,699	49,271
Venus Concept, Inc. (a)	1,009	2,341
ViewRay, Inc. (a)(b)	3,574	12,509
VolitionRx Ltd. (a)	2,147	6,892
Wright Medical Group NV (a)	11,136	340,093
Zynex, Inc. (a)(b)	1,632	28,478
		5,516,157
Health Care Providers & Services - 3.7%
1Life Healthcare, Inc. (a)	6,800	192,848
Addus HomeCare Corp. (a)	1,193	112,750
American Renal Associates Holdings, Inc. (a)	316	2,180
AMN Healthcare Services, Inc. (a)	4,037	236,003
Apollo Medical Holdings, Inc. (a)	1,749	31,377
Avalon GloboCare Corp. (a)(b)	1,244	1,555
BioScrip, Inc. (a)	3,568	47,704
BioTelemetry, Inc. (a)	2,904	132,364
Corvel Corp. (a)	764	65,269
Cross Country Healthcare, Inc. (a)	353	2,291
DFB Healthcare Acquisitions Co. (a)	2,161	47,131
Exagen, Inc. (a)	417	4,520
Fulgent Genetics, Inc. (a)(b)	841	33,674
Hanger, Inc. (a)	376	5,948
HealthEquity, Inc. (a)	6,521	334,984
InfuSystems Holdings, Inc. (a)	1,277	16,371
LHC Group, Inc. (a)	2,628	558,608
Magellan Health Services, Inc. (a)	886	67,141
National Research Corp. Class A	1,161	57,133
Ontrak, Inc. (a)(b)	691	41,460
Pennant Group, Inc. (a)	2,201	84,871
PetIQ, Inc. Class A (a)(b)	1,834	60,375
Progenity, Inc.	319	2,877
Progyny, Inc. (a)	2,305	67,836
Providence Service Corp. (a)	1,047	97,277
R1 RCM, Inc. (a)	9,256	158,740
RadNet, Inc. (a)	3,763	57,762
Select Medical Holdings Corp. (a)	9,401	195,729
Sharps Compliance Corp. (a)	1,218	7,637
Surgery Partners, Inc. (a)	1,952	42,749
Tenet Healthcare Corp. (a)	909	22,280
The Ensign Group, Inc.	4,425	252,491
The Joint Corp. (a)	1,172	20,381
Tivity Health, Inc. (a)	1,768	24,787
Triple-S Management Corp. (a)	146	2,609
U.S. Physical Therapy, Inc.	1,096	95,220
Viemed Healthcare, Inc. (a)	3,031	26,291
		3,211,223
Health Care Technology - 1.8%
Accolade, Inc. (a)(b)	826	32,107
Allscripts Healthcare Solutions, Inc. (a)	716	5,828
Evolent Health, Inc. (a)	1,063	13,192
Health Catalyst, Inc. (a)(b)	2,914	106,652
HMS Holdings Corp. (a)	7,619	182,475
iCAD, Inc. (a)	1,718	15,136
Inovalon Holdings, Inc. Class A (a)	6,381	168,777
Inspire Medical Systems, Inc. (a)	2,268	292,685
NantHealth, Inc. (a)	2,398	5,611
Omnicell, Inc. (a)	3,678	274,599
OptimizeRx Corp. (a)(b)	1,267	26,417
Phreesia, Inc. (a)	2,481	79,715
Schrodinger, Inc. (b)	2,528	120,105
Simulations Plus, Inc.	1,223	92,165
Tabula Rasa HealthCare, Inc. (a)(b)	1,777	72,448
Vocera Communications, Inc. (a)	2,793	81,220
		1,569,132
Life Sciences Tools & Services - 1.3%
Champions Oncology, Inc. (a)	613	5,670
ChromaDex, Inc. (a)	3,562	14,284
Codexis, Inc. (a)	4,648	54,568
Fluidigm Corp. (a)(b)	513	3,812
Luminex Corp.	3,719	97,624
Medpace Holdings, Inc. (a)	2,367	264,512
Nanostring Technologies, Inc. (a)	2,829	126,456
NeoGenomics, Inc. (a)	8,975	331,088
Pacific Biosciences of California, Inc. (a)	12,621	124,569
Personalis, Inc. (a)	2,066	44,770
Quanterix Corp. (a)	1,825	61,576
		1,128,929
Pharmaceuticals - 3.1%
AcelRx Pharmaceuticals, Inc. (a)	1,404	1,994
Aerie Pharmaceuticals, Inc. (a)(b)	3,286	38,676
Agile Therapeutics, Inc. (a)(b)	5,494	16,702
Akcea Therapeutics, Inc. (a)	598	10,848
Amneal Pharmaceuticals, Inc. (a)	8,628	33,477
Amphastar Pharmaceuticals, Inc. (a)	3,185	59,719
ANI Pharmaceuticals, Inc. (a)	404	11,397
Aquestive Therapeutics, Inc. (a)	1,644	7,982
Arvinas Holding Co. LLC (a)	2,538	59,922
Avenue Therapeutics, Inc. (a)	575	6,227
Axsome Therapeutics, Inc. (a)	2,397	170,786
Biodelivery Sciences International, Inc. (a)	8,040	29,989
Cara Therapeutics, Inc. (a)(b)	3,708	47,184
Cassava Sciences, Inc. (a)(b)	692	7,965
Cerecor, Inc. (a)	2,938	6,684
Chiasma, Inc. (a)	4,306	18,516
Collegium Pharmaceutical, Inc. (a)	2,998	62,418
Corcept Therapeutics, Inc. (a)	8,295	144,374
CorMedix, Inc. (a)	2,528	15,244
Durect Corp. (a)	17,647	30,176
Eloxx Pharmaceuticals, Inc. (a)	2,166	5,697
Endo International PLC (a)	8,400	27,720
Eton Pharmaceuticals, Inc. (a)(b)	1,268	10,017
Evofem Biosciences, Inc. (a)(b)	6,190	14,608
Evolus, Inc. (a)	777	3,038
Fulcrum Therapeutics, Inc. (a)(b)	1,180	9,357
Harrow Health, Inc. (a)	1,855	10,369
IMARA, Inc.	410	8,339
Innoviva, Inc. (a)	5,506	57,538
Intersect ENT, Inc. (a)	2,826	46,092
Intra-Cellular Therapies, Inc. (a)	2,176	55,836
Kala Pharmaceuticals, Inc. (a)(b)	3,459	25,943
Kaleido Biosciences, Inc. (a)(b)	997	11,037
Liquidia Technologies, Inc. (a)	2,223	10,937
Lyra Therapeutics, Inc.	334	3,734
Marinus Pharmaceuticals, Inc. (a)(b)	2,161	27,769
MyoKardia, Inc. (a)	3,837	523,098
NGM Biopharmaceuticals, Inc. (a)	1,925	30,627
Ocular Therapeutix, Inc. (a)(b)	5,290	40,257
Odonate Therapeutics, Inc. (a)	1,069	14,357
Omeros Corp. (a)(b)	5,140	51,940
OptiNose, Inc. (a)(b)	2,884	11,248
Osmotica Pharmaceuticals PLC (a)	713	3,857
Pacira Biosciences, Inc. (a)	3,627	218,055
Paratek Pharmaceuticals, Inc.(a)	3,563	19,276
Phathom Pharmaceuticals, Inc. (a)(b)	936	34,323
Phibro Animal Health Corp. Class A	1,614	28,084
Pliant Therapeutics, Inc. (b)	713	16,149
Prestige Brands Holdings, Inc. (a)	1,528	55,650
Provention Bio, Inc. (a)(b)	4,124	52,911
Relmada Therapeutics, Inc. (a)(b)	1,254	47,175
Revance Therapeutics, Inc. (a)	4,193	105,412
Satsuma Pharmaceuticals, Inc. (a)	774	3,011
scPharmaceuticals, Inc. (a)	575	4,284
SIGA Technologies, Inc. (a)	4,652	31,959
Strongbridge Biopharma PLC (a)	2,934	6,161
Supernus Pharmaceuticals, Inc. (a)	926	19,298
TherapeuticsMD, Inc. (a)(b)	17,423	27,528
Theravance Biopharma, Inc. (a)	3,449	50,993
Tricida, Inc. (a)	2,413	21,862
Verrica Pharmaceuticals, Inc. (a)(b)	1,005	7,779
Vyne Therapeutics, Inc. (a)	1,918	3,184
WAVE Life Sciences (a)(b)	2,127	18,058
Xeris Pharmaceuticals, Inc. (a)(b)	3,709	21,994
Zogenix, Inc. (a)	4,833	86,656
		2,663,497

TOTAL HEALTH CARE		29,762,552

INDUSTRIALS - 13.6%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	6,356	253,541
AeroVironment, Inc. (a)	1,872	112,339
Cubic Corp. (b)	311	18,091
Kaman Corp.	221	8,612
Kratos Defense & Security Solutions, Inc. (a)	10,530	203,018
National Presto Industries, Inc.	23	1,883
PAE, Inc. (a)(b)	5,110	43,435
Parsons Corp. (a)	1,394	46,755
Vectrus, Inc. (a)	374	14,212
		701,886
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	5,097	127,731
Atlas Air Worldwide Holdings, Inc. (a)	148	9,013
Forward Air Corp.	1,489	85,439
		222,183
Airlines - 0.0%
Allegiant Travel Co.	134	16,053
Building Products - 2.2%
AAON, Inc.	3,550	213,888
Advanced Drain Systems, Inc.	4,810	300,336
Alpha PRO Tech Ltd. (a)	1,070	15,815
Apogee Enterprises, Inc.	314	6,710
Builders FirstSource, Inc. (a)	9,086	296,385
Cornerstone Building Brands, Inc. (a)	1,552	12,385
CSW Industrials, Inc.	1,180	91,155
Gibraltar Industries, Inc. (a)	644	41,950
Masonite International Corp. (a)	2,110	207,624
Patrick Industries, Inc.	1,829	105,204
PGT, Inc. (a)	1,913	33,516
Simpson Manufacturing Co. Ltd.	3,772	366,488
UFP Industries, Inc.	4,364	246,610
		1,938,066
Commercial Services & Supplies - 1.7%
ADS Waste Holdings, Inc. (a)	5,881	177,783
Brady Corp. Class A	3,064	122,621
Casella Waste Systems, Inc. Class A (a)	3,459	193,185
Cimpress PLC (a)	504	37,881
Covanta Holding Corp.	3,949	30,605
Healthcare Services Group, Inc.	6,451	138,890
IBEX Ltd. (a)	133	2,046
Interface, Inc.	885	5,416
McGrath RentCorp.	1,195	71,210
Montrose Environmental Group, Inc. (a)	364	8,670
Pitney Bowes, Inc.	5,755	30,559
Tetra Tech, Inc.	4,658	444,839
The Brink's Co.	4,349	178,700
UniFirst Corp.	71	13,445
		1,455,850
Construction & Engineering - 0.6%
Ameresco, Inc. Class A (a)	2,123	70,908
Comfort Systems U.S.A., Inc.	920	47,389
Construction Partners, Inc. Class A (a)	1,017	18,509
Dycom Industries, Inc. (a)(b)	1,906	100,675
EMCOR Group, Inc.	387	26,204
Granite Construction, Inc.	411	7,238
HC2 Holdings, Inc. (a)	3,139	7,596
IES Holdings, Inc. (a)	243	7,720
MasTec, Inc. (a)(b)	318	13,420
MYR Group, Inc. (a)	928	34,503
NV5 Holdings, Inc. (a)(b)	889	46,913
Primoris Services Corp.	2,379	42,917
Sterling Construction Co., Inc. (a)	375	5,310
Willscot Mobile Mini Holdings (a)	4,887	81,515
		510,817
Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	566	23,364
Atkore International Group, Inc. (a)	4,090	92,966
Bloom Energy Corp. Class A (a)(b)	7,229	129,905
EnerSys	335	22,485
FuelCell Energy, Inc. (a)(b)	12,249	26,213
Orion Energy Systems, Inc. (a)	2,389	18,085
Plug Power, Inc. (a)(b)	29,506	395,675
Sunrun, Inc. (a)	10,296	793,509
TPI Composites, Inc. (a)	2,624	75,991
Vicor Corp. (a)	1,677	130,353
Vivint Solar, Inc. (a)	4,260	180,411
		1,888,957
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	235	5,057
Machinery - 3.0%
Alamo Group, Inc.	691	74,649
Albany International Corp. Class A	2,185	108,179
Blue Bird Corp. (a)	468	5,691
Douglas Dynamics, Inc.	1,797	61,457
Energy Recovery, Inc. (a)(b)	3,481	28,544
Enerpac Tool Group Corp. Class A	1,743	32,786
ESCO Technologies, Inc.	2,031	163,617
Evoqua Water Technologies Corp. (a)	7,910	167,850
ExOne Co. (a)	732	8,945
Federal Signal Corp.	4,763	139,318
Franklin Electric Co., Inc.	3,695	217,377
Gencor Industries, Inc. (a)	30	331
Gorman-Rupp Co.	201	5,921
Helios Technologies, Inc.	1,190	43,316
John Bean Technologies Corp.	2,708	248,838
Kadant, Inc.	985	107,976
Lindsay Corp.	930	89,912
Luxfer Holdings PLC sponsored	78	979
Meritor, Inc. (a)	4,564	95,570
Mueller Water Products, Inc. Class A	704	7,315
Omega Flex, Inc.	250	39,180
Proto Labs, Inc. (a)	2,314	299,663
RBC Bearings, Inc. (a)	2,129	258,056
REV Group, Inc.	177	1,397
Rexnord Corp.	788	23,514
SPX Corp. (a)	2,745	127,313
Tennant Co.	1,573	94,946
The Shyft Group, Inc.	2,989	56,432
Watts Water Technologies, Inc. Class A	1,050	105,158
Welbilt, Inc. (a)	3,129	19,275
		2,633,505
Professional Services - 1.4%
ASGN, Inc. (a)	3,642	231,486
Barrett Business Services, Inc.	51	2,674
CBIZ, Inc. (a)	733	16,764
CRA International, Inc.	497	18,623
Exponent, Inc.	4,442	319,957
Forrester Research, Inc. (a)	960	31,478
Franklin Covey Co. (a)	1,065	18,893
Huron Consulting Group, Inc. (a)	172	6,765
ICF International, Inc.	785	48,301
Insperity, Inc.	1,558	102,033
Kforce, Inc.	1,713	55,107
Mastech Digital, Inc. (a)	338	6,087
Red Violet, Inc. (a)(b)	611	11,279
TriNet Group, Inc. (a)	3,561	211,239
Upwork, Inc. (a)	8,029	140,026
Willdan Group, Inc. (a)	620	15,816
		1,236,528
Road & Rail - 0.8%
Avis Budget Group, Inc. (a)(b)	4,541	119,519
Daseke, Inc. (a)	3,969	21,314
Marten Transport Ltd.	2,500	40,800
P.A.M. Transportation Services, Inc. (a)	14	526
Saia, Inc. (a)	2,274	286,842
Universal Logistics Holdings, Inc.	428	8,928
Werner Enterprises, Inc.	4,674	196,261
		674,190
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,334	73,503
CAI International, Inc.	245	6,745
EVI Industries, Inc. (a)(b)	406	10,804
Foundation Building Materials, Inc. (a)	382	6,005
Herc Holdings, Inc. (a)	119	4,714
Lawson Products, Inc. (a)	229	9,396
SiteOne Landscape Supply, Inc. (a)	3,805	464,020
Systemax, Inc.	703	16,830
Transcat, Inc. (a)	606	17,756
		609,773

TOTAL INDUSTRIALS		11,892,865

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	3,361	226,531
CalAmp Corp. (a)	1,892	13,603
Calix Networks, Inc. (a)	4,576	81,361
Cambium Networks Corp. (a)	459	7,743
Casa Systems, Inc. (a)	2,567	10,345
Clearfield, Inc. (a)	976	19,686
Extreme Networks, Inc. (a)	10,419	41,884
Infinera Corp. (a)(b)	6,965	42,904
Inseego Corp. (a)(b)	5,899	60,878
InterDigital, Inc.	828	47,246
LRAD Corp. (a)	2,897	17,817
Plantronics, Inc.	966	11,437
Resonant, Inc. (a)	4,223	10,051
Viavi Solutions, Inc. (a)	19,732	231,456
		822,942
Electronic Equipment & Components - 2.3%
Akoustis Technologies, Inc. (a)(b)	2,714	22,146
Badger Meter, Inc.	2,509	164,013
ePlus, Inc. (a)	957	70,052
Fabrinet (a)	3,180	200,435
FARO Technologies, Inc. (a)	1,423	86,775
Fitbit, Inc. (a)	14,168	98,609
II-VI, Inc. (a)(b)	7,689	311,866
Insight Enterprises, Inc. (a)	822	46,509
Intellicheck, Inc. (a)	1,569	10,465
Iteris, Inc. (a)	3,499	14,346
Itron, Inc. (a)	3,463	210,343
Luna Innovations, Inc. (a)	2,579	15,422
Methode Electronics, Inc. Class A	538	15,333
Napco Security Technolgies, Inc. (a)	1,002	23,547
nLIGHT, Inc. (a)	3,013	70,745
Novanta, Inc. (a)	2,958	311,596
OSI Systems, Inc. (a)	1,468	113,931
Par Technology Corp. (a)(b)	1,393	56,430
PC Connection, Inc.	61	2,505
Plexus Corp. (a)	2,021	142,743
Research Frontiers, Inc. (a)	2,160	5,832
Rogers Corp. (a)	280	27,457
Wrap Technologies, Inc. (a)(b)	1,023	6,926
		2,028,026
IT Services - 3.0%
Brightcove, Inc. (a)	3,482	35,656
Cardtronics PLC (a)	2,267	44,887
Cass Information Systems, Inc.	1,244	50,059
CSG Systems International, Inc.	2,817	115,356
Endurance International Group Holdings, Inc. (a)	5,753	33,022
EVERTEC, Inc.	5,211	180,874
EVO Payments, Inc. Class A (a)	3,509	87,199
ExlService Holdings, Inc. (a)	2,910	191,973
GreenSky, Inc. Class A (a)(b)	5,353	23,767
Grid Dynamics Holdings, Inc. (a)	1,892	14,625
GTT Communications, Inc. (a)(b)	2,752	14,200
Hackett Group, Inc.	1,879	21,007
i3 Verticals, Inc. Class A (a)	1,294	32,674
International Money Express, Inc. (a)	2,112	30,339
KBR, Inc.	1,526	34,121
Limelight Networks, Inc. (a)	10,292	59,282
Liveramp Holdings, Inc. (a)	4,473	231,567
ManTech International Corp. Class A	1,001	68,949
Maximus, Inc.	5,283	361,410
NIC, Inc.	5,679	111,876
Paysign, Inc. (a)(b)	2,692	15,291
Perficient, Inc. (a)	2,824	120,698
Perspecta, Inc.	9,969	193,897
PFSweb, Inc. (a)	963	6,442
Priority Technology Holdings, Inc. (a)	600	1,893
Rackspace Technology, Inc. (a)(b)	2,456	47,376
Repay Holdings Corp. (a)	5,171	121,519
Sykes Enterprises, Inc. (a)	174	5,953
Ttec Holdings, Inc.	1,567	85,480
Tucows, Inc. (a)(b)	808	55,671
Unisys Corp. (a)	500	5,335
Verra Mobility Corp. (a)	11,588	111,940
Virtusa Corp. (a)	2,521	123,932
		2,638,270
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc. (a)	3,293	207,261
Ambarella, Inc. (a)	854	44,562
Amkor Technology, Inc. (a)	1,428	15,994
Atomera, Inc. (a)(b)	1,429	14,933
Axcelis Technologies, Inc. (a)	2,667	58,674
Brooks Automation, Inc.	6,290	290,975
Cabot Microelectronics Corp.	2,513	358,882
Ceva, Inc. (a)	1,870	73,622
Cohu, Inc.	193	3,316
CyberOptics Corp. (a)	619	19,709
Diodes, Inc. (a)	639	36,072
DSP Group, Inc. (a)	1,700	22,406
FormFactor, Inc. (a)	6,700	167,031
Ichor Holdings Ltd. (a)	1,947	41,997
Impinj, Inc. (a)	1,462	38,524
Lattice Semiconductor Corp. (a)	11,652	337,442
MACOM Technology Solutions Holdings, Inc. (a)	4,069	138,387
Maxeon Solar Technologies Ltd. (a)(b)	558	9,464
MaxLinear, Inc. Class A (a)	3,496	81,247
NeoPhotonics Corp. (a)	2,976	18,124
NVE Corp.	366	17,963
Onto Innovation, Inc. (a)	1,025	30,525
PDF Solutions, Inc. (a)	2,316	43,332
Pixelworks, Inc. (a)	2,777	5,693
Power Integrations, Inc.	5,098	282,429
Semtech Corp. (a)	5,581	295,570
Silicon Laboratories, Inc. (a)	3,746	366,546
SiTime Corp.	787	66,132
SMART Global Holdings, Inc. (a)	1,176	32,152
SunPower Corp. (a)(b)	4,600	57,546
Synaptics, Inc. (a)	2,787	224,131
Ultra Clean Holdings, Inc. (a)	3,483	74,745
		3,475,386
Software - 9.5%
8x8, Inc. (a)	8,913	138,597
A10 Networks, Inc. (a)	5,354	34,105
ACI Worldwide, Inc. (a)	9,905	258,818
Agilysys, Inc. (a)	1,585	38,294
Alarm.com Holdings, Inc. (a)	4,117	227,464
Altair Engineering, Inc. Class A (a)(b)	3,671	154,109
American Software, Inc. Class A	2,605	36,574
AppFolio, Inc. (a)	1,416	200,803
Appian Corp. Class A (a)(b)	3,080	199,430
Avaya Holdings Corp. (a)	7,148	108,650
Benefitfocus, Inc. (a)	2,504	28,045
Blackbaud, Inc.	4,277	238,785
BlackLine, Inc.(a)	4,349	389,801
Bottomline Technologies, Inc. (a)	3,754	158,269
Box, Inc. Class A (a)	11,999	208,303
ChannelAdvisor Corp. (a)	2,428	35,133
Cloudera, Inc. (a)	8,634	94,024
CommVault Systems, Inc. (a)	3,624	147,859
Cornerstone OnDemand, Inc. (a)	5,250	190,890
Digimarc Corp. (a)	953	21,280
Digital Turbine, Inc. (a)	7,139	233,731
Domo, Inc. Class B (a)	2,211	84,748
Ebix, Inc. (b)	1,257	25,894
eGain Communications Corp. (a)	671	9,508
Envestnet, Inc. (a)	4,601	355,013
Intelligent Systems Corp. (a)	658	25,649
j2 Global, Inc. (a)	3,919	271,273
LivePerson, Inc. (a)	5,337	277,471
MicroStrategy, Inc. Class A (a)	417	62,784
Mimecast Ltd. (a)	4,966	233,005
Mitek Systems, Inc. (a)	3,525	44,909
MobileIron, Inc. (a)	8,483	59,466
Model N, Inc. (a)	2,960	104,429
Onespan, Inc. (a)	2,894	60,658
Park City Group, Inc. (a)	238	1,173
Ping Identity Holding Corp. (a)	3,171	98,967
Progress Software Corp.	3,885	142,502
PROS Holdings, Inc. (a)	3,396	108,468
Q2 Holdings, Inc. (a)	4,293	391,779
QAD, Inc. Class A	1,006	42,453
Qualys, Inc. (a)	2,947	288,835
Rapid7, Inc. (a)	4,367	267,435
Rimini Street, Inc. (a)	2,050	6,601
SailPoint Technologies Holding, Inc. (a)	7,641	302,354
Sapiens International Corp. NV	2,217	67,796
SecureWorks Corp. (a)	35	399
ShotSpotter, Inc. (a)(b)	703	21,821
Smith Micro Software, Inc. (a)	3,014	11,242
Sprout Social, Inc. (a)	2,360	90,860
SPS Commerce, Inc. (a)	3,051	237,581
SurveyMonkey (a)	10,496	232,067
TeleNav, Inc. (a)	1,074	3,866
Tenable Holdings, Inc. (a)	6,051	228,425
Upland Software, Inc. (a)	2,263	85,315
Varonis Systems, Inc. (a)	2,699	311,519
Verint Systems, Inc. (a)	2,493	120,113
Veritone, Inc. (a)(b)	2,046	18,741
VirnetX Holding Corp. (b)	2,811	14,814
Workiva, Inc. (a)	3,387	188,859
Xperi Holding Corp.	623	7,158
Yext, Inc. (a)	8,742	132,704
Zix Corp. (a)	4,757	27,781
Zuora, Inc. (a)	8,692	89,875
		8,299,274
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. (a)	2,682	22,958
Diebold Nixdorf, Inc. (a)(b)	2,425	18,527
Immersion Corp. (a)	1,132	7,981
Intevac, Inc. (a)	493	2,716
Quantum Corp. (a)	522	2,401
Super Micro Computer, Inc. (a)	1,128	29,779
		84,362

TOTAL INFORMATION TECHNOLOGY		17,348,260

MATERIALS - 2.5%
Chemicals - 1.5%
American Vanguard Corp.	445	5,847
Amyris, Inc. (a)(b)	865	2,526
Balchem Corp.	2,554	249,347
Chase Corp.	639	60,961
Ferro Corp. (a)	5,233	64,889
GCP Applied Technologies, Inc. (a)	3,304	69,219
H.B. Fuller Co.	2,884	132,030
Hawkins, Inc.	457	21,068
Ingevity Corp. (a)	3,593	177,638
Innospec, Inc.	1,709	108,214
Koppers Holdings, Inc. (a)	1,086	22,708
Marrone Bio Innovations, Inc. (a)	5,137	6,267
Orion Engineered Carbons SA	2,945	36,842
PQ Group Holdings, Inc. (a)	513	5,263
Quaker Chemical Corp. (b)	1,150	206,667
Sensient Technologies Corp.	1,486	85,802
Stepan Co.	147	16,023
Trinseo SA	1,019	26,127
Tronox Holdings PLC	2,724	21,438
		1,318,876
Construction Materials - 0.0%
Forterra, Inc. (a)	1,653	19,538
United States Lime & Minerals, Inc.	5	451
		19,989
Containers & Packaging - 0.1%
Myers Industries, Inc.	1,166	15,426
O-I Glass, Inc.	10,478	110,962
UFP Technologies, Inc. (a)	53	2,195
		128,583
Metals& Mining - 0.5%
Caledonia Mining Corp. PLC	327	5,556
Compass Minerals International, Inc.	2,940	174,489
Materion Corp.	536	27,888
Novagold Resources, Inc. (a)	19,173	228,368
		436,301
Paper & Forest Products - 0.4%
Boise Cascade Co.	592	23,633
Louisiana-Pacific Corp.	9,767	288,224
		311,857

TOTAL MATERIALS		2,215,606

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexanders, Inc.	184	45,120
Bluerock Residential Growth (REIT), Inc.	828	6,276
CareTrust (REIT), Inc.	1,244	22,137
CatchMark Timber Trust, Inc.	626	5,590
CIM Commercial Trust Corp.	975	9,614
Clipper Realty, Inc.	1,192	7,212
Community Healthcare Trust, Inc.	1,941	90,761
Easterly Government Properties, Inc.	7,100	159,111
EastGroup Properties, Inc.	3,211	415,279
Four Corners Property Trust, Inc.	6,188	158,351
Gladstone Commercial Corp.	735	12,385
Gladstone Land Corp.	974	14,629
LTC Properties, Inc.	1,399	48,769
Monmouth Real Estate Investment Corp. Class A	7,626	105,620
National Health Investors, Inc.	1,267	76,362
National Storage Affiliates Trust	5,487	179,480
NETSTREIT Corp. (a)	178	3,250
NexPoint Residential Trust, Inc.	326	14,458
Plymouth Industrial REIT, Inc.	1,481	18,276
PS Business Parks, Inc.	1,768	216,386
QTS Realty Trust, Inc. Class A	5,043	317,810
Ryman Hospitality Properties, Inc.	3,788	139,398
Safety Income and Growth, Inc.	842	52,288
Saul Centers, Inc.	958	25,464
Stag Industrial, Inc.	1,256	38,295
Terreno Realty Corp.	2,536	138,871
UMH Properties, Inc.	2,655	35,949
Uniti Group, Inc.	16,772	176,693
Universal Health Realty Income Trust (SBI)	1,009	57,503
		2,591,337
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	3	38
Cushman & Wakefield PLC (a)	3,342	35,124
eXp World Holdings, Inc. (a)	2,124	85,682
Fathom Holdings, Inc. (a)	152	2,392
Griffin Industrial Realty, Inc.	143	7,643
Marcus & Millichap, Inc. (a)	181	4,981
Maui Land & Pineapple, Inc. (a)	226	2,445
Redfin Corp. (a)	8,398	419,312
The RMR Group, Inc.	1,227	33,706
The St. Joe Co. (a)(b)	1,413	29,150
		620,473

TOTAL REAL ESTATE		3,211,810

UTILITIES - 1.7%
Electric Utilities - 0.1%
Genie Energy Ltd. Class B	1,198	9,584
MGE Energy, Inc.	842	52,760
Otter Tail Corp.	1,189	43,006
Spark Energy, Inc. Class A,	1,000	8,320
		113,670
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. Class A	1,392	77,150
Chesapeake Utilities Corp.	1,324	111,613
Northwest Natural Holding Co.	273	12,391
ONE Gas, Inc.	518	35,747
RGC Resources, Inc.	313	7,340
South Jersey Industries, Inc.	5,162	99,472
Southwest Gas Holdings, Inc.	404	25,492
		369,205
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	750	1,470
Brookfield Renewable Corp.	510	29,886
Clearway Energy, Inc.:
Class A	467	11,535
Class C	1,499	40,413
Ormat Technologies, Inc. (b)	3,462	204,639
Sunnova Energy International, Inc. (a)	570	17,334
		305,277
Water Utilities - 0.8%
American States Water Co.	3,196	239,540
Artesian Resources Corp. Class A	52	1,792
Cadiz, Inc. (a)(b)	1,051	10,436
California Water Service Group	3,953	171,758
Global Water Resources, Inc.	952	10,263
Middlesex Water Co.	1,471	91,423
Pure Cycle Corp. (a)	1,836	16,542
SJW Corp.	1,214	73,884
York Water Co.	1,140	48,188
		663,826

TOTAL UTILITIES		1,451,978

TOTAL COMMON STOCKS
(Cost $76,504,900)		86,193,176

Money Market Funds - 10.4%
Fidelity Cash Central Fund 0.10% (d)	976,452	976,647
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	8,083,197	8,084,006
TOTAL MONEY MARKET FUNDS
(Cost $9,060,653)		9,060,653
TOTAL INVESTMENT IN SECURITIES - 109.1%
(Cost $85,565,553)		95,253,829
NET OTHER ASSETS (LIABILITIES) - (9.1)%(f)		(7,937,271)
NET ASSETS - 100%		$87,316,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Dec. 2020	$526,540	$14,773	$14,773

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $29,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$206
Fidelity Securities Lending Cash Central Fund	23,586
Total	$23,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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